Note 19 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-liability position	$(85)	$-	$(85)	$-
Interest rate swaps-liability position	(15,314)	-	(15,314)	-
Total	$(15,399)	$-	$(15,399)	$-
	June 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$416	$-	$416	$-
Interest rate swaps-liability position	(7,741)	-	(7,741)	-
Total	$(7,325)	$-	$(7,325)	$-